Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 11,368,033	$ 3,650,379	$ 24,235,937	$ 12,394,889
Operating expenses:
Cost of revenues	8,659,740	2,498,324	16,978,733	7,892,638
Depreciation and amortization	178,083	26,404	256,010	74,608
Salaries and wages	1,497,190	1,326,226	4,897,620	3,974,907
General and administrative	2,167,383	401,017	3,571,209	1,377,047
Total operating expenses	12,502,396	4,251,971	25,703,572	13,319,200
Loss from operations	(1,134,363)	(601,592)	(1,467,635)	(924,311)
Other (expenses) income:
Interest expense	(277,568)	(53,782)	(379,979)	(122,198)
Loss on settlement of debt	(1,151,355)		(1,278,998)
Amortization of discounts on convertible debentures and loans payable	(448,195)		(324,465)
Amortization of premiums on convertible debentures and loans payable to related parties	451,217		451,217
Loss on change in fair value of derivatives	(7,717,510)		(9,293,825)
Exchange (loss) gain	(4,376)		6,126
(Loss) gain on settlement of debt	(133,045)		(127,973)
Management fee income	303,147		511,815
Gain on PPP loan forgiveness	873,734		1,124,534
Other income	39,635	25,333	324,573	26,021
Total other expense	(8,064,316)	(28,449)	(8,986,975)	(96,177)
Loss from continuing operations before taxes	(9,198,679)	(630,041)	(10,454,610)	(1,020,488)
Provision for income taxes
Net loss attributable to Spectrum Global Solutions, Inc.	(9,198,679)	(630,041)	(10,454,610)	(1,020,488)
Less: Net income attributable to noncontrolling interest	(114,150)	19,408	(909,384)	(108,446)
Net loss attributable to Spectrum Global Solutions, Inc. common shareholders	$ (9,312,829)	$ (610,633)	$ (11,363,994)	$ (1,128,934)
Loss per share attributable to Spectrum Global Solutions, Inc. common shareholders, basic and diluted:
Net loss per share attributable to HWN, Inc. common shareholders, basic and diluted: (in Dollars per share)	$ (0.31)		$ (0.97)
Weighted average common shares outstanding, basic and diluted: (in Shares)	30,430,138		11,773,958
Spectrum Global Solutions, Inc.
Revenue					$ 18,677,444	$ 25,496,071
Operating expenses:
Cost of revenues					15,403,987	22,193,114
Depreciation and amortization					54,248	52,696
Salaries and wages					4,256,997	3,567,574
General and administrative					3,266,994	3,172,708
Total operating expenses					22,982,226	28,986,092
Loss from operations					(4,304,782)	(3,490,021)
Other (expenses) income:
Interest expense					(1,057,064)	(1,690,178)
Amortization of discounts on convertible debentures and loans payable					(651,129)	(1,560,657)
Loss (gain) on change in fair value of derivatives					(662,968)	1,843,935
Default and debt extension fees					(120,903)
Foreign exchange loss					(3,991)	(10,022)
Loss on fair value of additional shares					(177,746)
Loss on return of common stock					(194,732)
Initial derivative expense					(594,803)	(116,638)
(Loss) gain on settlement of debt					(2,623,379)	267,282
Total other expense					(6,086,715)	(1,266,278)
Loss from continuing operations before taxes					(10,391,497)	(4,756,299)
Provision for income taxes					1,908	204,231
Net loss from continuing operations					(10,393,405)	(4,960,530)
Net loss from discontinued operations, net of tax					(7,316,891)	(873,728)
Net loss attributable to Spectrum Global Solutions, Inc.					(17,710,296)	(5,834,258)
Less: deemed dividend - Series A preferred stock modification						(488,072)
Net loss attributable to Spectrum Global Solutions, Inc. common shareholders					$ (17,710,296)	$ (6,322,330)
Loss per share attributable to Spectrum Global Solutions, Inc. common shareholders, basic and diluted:
Net loss from continuing operations (in Dollars per share)					$ (2.3)	$ (45.65)
Net loss on discontinued operations, net of taxes (in Dollars per share)					(1.62)	(7.32)
Net loss per share (in Dollars per share)					$ (3.92)	$ (52.98)
Weighted average common shares outstanding, basic and diluted: (in Shares)					4,521,290	119,344